UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2503
                                   ------------


                             AXP FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------

Date of reporting period:   11/30
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                          AXP(R) DIVERSIFIED BOND FUND

                                AT NOV. 30, 2004

Investments in Securities

AXP Diversified Bond Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (101.8%)

Issuer                  Coupon                  Principal          Value(a)
                         rate                    amount

Foreign government (1.0%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%                8,920,000(c)     $13,091,368
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50                 3,640,000(b,c,n,o)        --
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                 4,895,000(c)       5,340,445
United Mexican States
  (U.S. Dollar)
   03-03-15               6.63                 8,545,000(c)       9,014,975
Total                                                            27,446,788

U.S. government obligations & agencies (28.5%)
Federal Home Loan Bank
   09-22-05               2.13                21,600,000         21,495,737
   05-22-06               2.88                32,255,000         32,173,427
   12-17-07               3.25                 5,615,000          5,567,890
Federal Home Loan Mtge Corp
   07-15-06               5.50                12,821,000         13,305,518
   01-15-12               5.75                38,075,000         41,186,946
   07-15-13               4.50                28,240,000         27,950,540
   11-15-13               4.88                26,126,000         26,542,448
Federal Natl Mtge Assn
   04-13-06               2.15                33,200,000         32,812,191
   08-15-08               3.25                86,170,000         84,824,886
   02-15-09               3.25                 2,990,000          2,921,015
U.S. Treasury
   11-15-06               3.50                41,500,000         41,889,063
   10-15-09               3.38                12,730,000(i)      12,549,489
   11-15-09               3.50               171,655,000(i)     170,099,461
   11-15-14               4.25                36,842,000         36,525,380
   08-15-23               6.25                97,304,000(p)     111,648,750
   02-15-26               6.00                89,402,000(p)     100,175,656
   02-15-31               5.38                 4,485,000          4,720,463
Total                                                           766,388,860

Commercial mortgage-backed(f)/
Asset-backed securities (9.6%)
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85                 7,090,000(d,m)     7,141,434
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55                 2,660,000(m)       2,666,904
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                 5,500,000(m)       5,453,597
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                 4,300,000(m)       4,244,908
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94                 3,600,000          3,619,008
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A5
   07-11-42               4.98                 5,400,000          5,386,392
  Series 2004-T16 Cl A3
   02-13-46               4.03                 3,240,000          3,188,533
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               2.32                 6,000,000(d,q)     5,953,800
  Series 2004-LB3A Cl A2
   07-10-37               4.71                 6,000,000          6,124,200
  Series 2004-LB3A Cl A3
   07-10-37               5.09                 5,200,000          5,359,246
  Series 2004-LB3A Cl A5
   07-10-37               5.44                 5,000,000(q)       5,173,152
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                 3,000,000          2,948,685
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                 3,000,000          2,975,850
  Series 2004-C3 Cl A2
   07-10-39               4.43                 6,600,000          6,652,052
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
   05-15-33               6.30                 5,800,000          6,270,447
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
   07-12-37               4.39                 8,118,844          8,147,910
  Series 2003-CB6 Cl A2
   07-12-37               5.26                 4,200,000          4,336,818
  Series 2004-C2 Cl A3
   05-15-41               5.39                 6,850,000(q)       7,021,078
  Series 2004-CBX Cl A3
   01-12-37               4.18                 3,000,000          2,993,155
  Series 2004-CBX Cl A5
   01-12-37               4.65                 5,000,000          4,977,323
  Series 2004-CBX Cl A6
   01-12-37               4.90                 6,100,000          6,062,043
  Series 2004-PNC1 Cl A2
   06-12-41               4.56                 3,500,000          3,561,174
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39                 7,360,000          7,735,520
  Series 2002-C4 Cl A4
   09-15-26               4.56                 5,200,000          5,228,712
  Series 2002-C4 Cl A5
   09-15-31               4.85                 6,000,000          6,069,535
  Series 2002-C8 Cl A3
   11-15-27               4.83                 2,950,000          2,986,787
  Series 2003-C3 Cl A2
   05-15-27               3.09                14,900,000         14,500,853
  Series 2003-C7 Cl A2
   09-15-27               4.06                 2,200,000          2,194,797
  Series 2003-C8 Cl A2
   11-15-27               4.21                 7,500,000          7,530,675
  Series 2003-C8 Cl A4
   11-15-32               5.12                 8,500,000          8,663,368

See accompanying notes to investments in securities.

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1   -- AXP DIVERSIFIED BOND FUND   -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Issuer                  Coupon                  Principal          Value(a)
                         rate                    amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
LB-UBS Commercial Mtge Trust (cont.)
  Series 2004-C2 Cl A2
   03-15-29               3.25%              $10,190,000         $9,843,641
  Series 2004-C4 Cl A2
   06-15-29               4.57                 4,300,000          4,377,812
  Series 2004-C4 Cl A4
   06-15-29               5.31                 3,750,000(q)       3,873,845
  Series 2004-C6 Cl A2
   08-15-29               4.19                 6,500,000          6,476,210
  Series 2004-C7 Cl A2
   10-15-29               3.99                 5,400,000          5,341,626
  Series 2004-C8 Cl A2
   12-15-29               4.20                 5,800,000(g)       5,787,992
  Series 2004-C8 Cl A6
   12-15-29               4.80                  8,000,00(g)       7,918,438
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                 4,000,000(g,m)     4,000,000
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.04                 3,750,000(d,q)     3,710,449
  Series 2004-2 Cl M
   10-20-10               2.44                 2,700,000(q)       2,701,242
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                 4,300,000          4,264,519
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27                 5,844,202          5,600,388
  Series 2004-IQ8 Cl A2
   06-15-40               3.96                 5,115,000          5,116,842
Morgan Stanley, Dean Witter Capital 1
  Series 2002-TOP7 Cl A2
   01-15-39               5.98                 5,900,000          6,380,501
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                 3,000,000          2,984,064
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                 2,500,000          2,475,906
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                 5,606,156(m)       5,643,156
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                 5,000,000          4,988,259
Total                                                           256,652,846

Mortgage-backed securities (41.4%)(f,h)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29                 6,705,298(k)       6,766,155
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                 8,713,802          8,925,896
  Series 2004-3 Cl 1A1
   04-25-34               6.00                13,414,493         13,720,517
Bank of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.05                 2,962,475(k)       2,842,851
  Series 2004-F Cl B1
   07-25-34               4.16                 5,330,033(k)       5,117,578
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                 5,320,817          5,308,174
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.67                 3,548,230(k)       3,502,245
CS First Boston Mtge Securities
  Series 2003-29 Cl 8A1
   11-25-18               6.00                 4,954,980          5,128,405
  Series 2004-AR5 Cl CB1
   06-25-34               4.45                 3,385,430(k)       3,325,511
Federal Home Loan Mtge Corp
   05-01-13               4.50                 3,811,418          3,840,748
   04-01-17               8.00                    20,821             22,701
   05-01-17               6.00                 2,447,007          2,565,467
   05-01-18               5.50                 5,469,874          5,645,752
   08-01-18               5.00                16,487,735         16,728,155
   10-01-18               5.00                10,428,450         10,591,488
   02-01-23               6.00                17,941,476         18,592,059
   10-01-23               5.50                 7,008,935          7,153,258
   12-01-23               6.00                14,456,445         14,987,330
   08-01-24               8.00                   723,505            787,418
   10-01-28               7.00                   107,857            114,591
   12-01-30               5.50                 2,931,013          2,977,558
   04-01-33               5.50                13,744,847         14,013,833
   04-01-33               6.00                 9,552,369          9,928,780
   06-01-33               5.50                 9,397,601          9,526,077
   07-01-33               5.00                 6,054,915          5,997,622
   09-01-33               4.56                   894,897(k)         889,259
   08-01-34               5.20                11,837,982(k)      11,906,980
  Collateralized Mtge Obligation
   03-15-22               7.00                 2,294,313          2,312,256
   02-15-27               5.00                10,070,000         10,265,714
   10-15-27               5.00                21,553,000         21,861,406
   06-15-28               5.00                13,925,000         14,133,701
   11-15-28               4.50                 6,229,829          6,242,288
   01-15-33               5.00                 3,460,029          3,457,794
   02-15-33               5.50                 9,695,929          9,968,258
   07-25-43               7.00                 5,652,352          5,984,428
  Interest Only
   02-15-14               7.40                 4,718,735(l)         362,163
   10-15-22              14.56                12,707,383(l)       1,047,438
Federal Natl Mtge Assn
   03-01-08               7.00                 2,296,505          2,414,619
   07-01-08               6.50                   972,830          1,021,777
   11-01-09               9.00                       149                163
   06-01-10               6.50                 2,347,696          2,465,818
   08-01-11               8.50                 2,474,129          2,630,212
   12-01-11               5.10                 5,061,499          5,205,314
   11-01-12               4.84                 1,185,572          1,201,293
   01-01-13               4.92                 5,648,972          5,743,336
   02-01-13               4.83                 6,393,872          6,463,757
   02-01-13               5.02                 5,809,384          5,937,275
   04-01-13               7.00                 6,792,112          7,141,447
   10-01-13               5.11                   542,757            554,512
   03-01-14               4.60                 1,140,238          1,124,606
   04-01-14               6.50                 1,419,592          1,507,309
   08-01-16               6.00                 5,963,867          6,251,024
   08-01-16               6.50                 2,546,248          2,700,216
   12-01-16               5.50                 8,391,925          8,671,674
   06-01-17               6.50                 5,674,019          6,037,635
   08-01-17               6.00                11,158,889         11,734,538
   08-01-17               6.50                 3,549,933          3,785,428
   09-01-17               6.00                 1,646,056          1,725,143
   09-01-17               6.50                 4,043,653          4,287,706
   12-01-17               6.50                 1,912,370          2,027,790
   01-01-18               5.50                 7,801,215          8,078,108
   02-01-18               5.50                12,531,895         12,965,426
   03-01-18               5.50                20,912,390         21,668,803
   04-01-18               5.00                 8,119,346          8,239,053
   05-01-18               5.50                 3,940,006          4,083,133
   05-01-18               6.00                13,016,121         13,653,707
   06-01-18               4.50                 7,000,239          6,971,916
   06-01-18               5.00                 8,692,245          8,835,030
   07-01-18               4.50                 4,517,327          4,499,050
   08-01-18               4.50                 9,294,708          9,255,133
   10-01-18               5.00                10,802,520         10,969,230
   10-01-18               6.00                 2,768,066          2,901,051
   12-01-18               5.00                 7,013,059          7,116,456
   04-01-23               8.50                   927,457          1,020,985
   07-01-23               5.00                 8,040,767          8,058,160
   09-01-23               5.50                12,492,931         12,744,253
   09-01-23               6.50                   755,954            797,647
   01-01-24               6.50                   253,347            267,319
   05-01-24               6.00                10,253,736         10,632,983
   06-01-24               9.00                   782,279            868,754
   02-01-25               8.00                   267,738            291,839
   09-01-25               8.00                   617,990            673,469
   03-01-26               7.00                 1,388,148          1,477,769
   07-01-28               5.50                 3,339,639          3,392,124
   08-01-28               5.50                 5,674,922          5,764,108
   09-01-28               7.50                 1,926,425          2,071,622
   12-01-28               5.50                11,969,938         12,158,056
   01-01-29               6.50                 5,959,809          6,273,828
   04-01-29               5.00                19,862,340         19,663,405
   05-01-29               6.50                 4,299,352          4,519,908
   06-01-29               7.00                    11,139             11,828
   09-01-29               7.00                 7,734,307          8,212,860
   10-01-30               7.00                 2,882,388          3,060,733
   09-01-31               7.00                 1,377,574          1,473,772
   03-01-32               5.50                 2,167,359          2,201,421
   06-01-32               7.00                 4,433,386          4,725,233
   07-01-32               6.50                 3,003,210          3,163,781
   08-01-32               7.00                 1,957,522          2,077,422
   09-01-32               6.00                19,153,696         19,780,018
   09-01-32               6.50                 3,436,310          3,625,945
   10-01-32               6.00                 2,526,886          2,618,193
   10-01-32               6.50                 3,466,110          3,639,510
   11-01-32               6.00                 2,114,305          2,190,716
   11-01-32               7.00                 2,127,603          2,256,616

See accompanying notes to investments in securities.

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2   -- AXP DIVERSIFIED BOND FUND   -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Issuer                  Coupon                  Principal          Value(a)
                         rate                    amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   01-01-33               6.00%              $14,923,807        $15,424,003
   02-01-33               6.50                   671,135            708,146
   03-01-33               5.50                18,487,202         18,750,027
   03-01-33               6.00                 6,071,238          6,281,619
   03-01-33               6.50                 8,414,845          8,836,201
   04-01-33               5.50                15,418,697         15,681,807
   04-01-33               6.00                29,848,778         31,023,285
   05-01-33               5.50                26,048,174         26,433,275
   07-01-33               4.85                 6,869,622(k)       6,898,955
   07-01-33               5.00                14,185,154         14,031,683
   07-01-33               5.50                10,590,415         10,730,204
   08-01-33               5.50                 1,099,021          1,113,527
   12-01-33               4.97                10,203,566(k)      10,213,479
   12-01-33               5.50                 6,681,485(g)       6,769,678
   01-01-34               6.50                 1,623,236          1,715,674
   03-01-34               5.00                44,066,267         43,589,510
   04-01-34               5.00                 3,502,622          3,463,742
   07-01-34               6.50                12,060,004         12,663,947
   08-01-34               4.53                 6,510,702(k)       6,499,374
   09-01-34               4.85                 1,975,764(g,k)     2,000,278
   09-01-34               6.50                 5,747,143          6,034,949
   12-01-34               6.00                 2,500,000(g)       2,578,900
   12-01-34               6.50                44,025,000(g)      46,157,572
   01-01-35               6.00                12,400,000(g)      12,775,875
  Collateralized Mtge Obligation
   05-25-16               4.00                 8,700,000          8,696,329
   12-25-26               8.00                 5,309,465          5,703,035
   06-25-44               7.50                 5,470,184          5,867,045
  Interest Only
   12-25-12              13.29                 4,421,978(l)         250,629
   12-25-31               1.19                 3,458,311(l)         711,285
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.46                 6,982,775(q)       7,109,303
  Series 2004-FA1 Cl 1A1
   10-25-34               6.25                15,192,485         15,667,595
Govt Natl Mtge Assn
   02-15-24               8.00                   279,358            305,345
   02-15-25               9.00                    84,721             95,016
   06-15-26               8.00                   339,852            370,422
   08-15-26               8.00                   280,521            305,755
   05-15-33               6.00                 8,749,925          9,060,569
   07-15-33               5.00                 9,094,317          9,066,950
   10-15-33               5.00                 6,665,621          6,643,483
   10-15-33               5.50                17,322,468         17,647,114
   03-20-34               6.50                 4,707,526          4,964,988
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00                 3,658,386(l)         468,883
   08-20-32               0.00                14,488,857(l)       2,421,457
GSR Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50                 5,337,004          5,451,072
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39                 4,409,705(k)       4,295,806
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.45                 4,186,525(k)       4,126,574
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                 1,945,292          1,993,613
  Series 2004-7 Cl 8A1
   08-25-19               5.00                 5,414,556          5,446,122
  Series 2004-8 Cl 7A1
   09-25-19               5.00                 7,534,458          7,582,603
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC
   03-25-34               4.94                 5,581,659(k)       5,548,002
  Series 2004-5 Cl B1
   05-25-34               4.63                 4,244,023(k)       4,191,227
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                18,694,731         18,732,621
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                 4,762,561          4,712,459
  Series 2004-CB4 Cl 22A
   12-25-19               6.00                 6,043,605          6,313,679
Wells Fargo Mtge Backed Securities
  Series 2006-16 Cl2A1
   12-25-18               4.50                12,833,366         12,699,514
Total                                                         1,112,949,024

Aerospace & defense (0.1%)
L-3 Communications
   06-15-12               7.63                 2,000,000          2,185,000
   07-15-13               6.13                   190,000            195,700
Total                                                             2,380,700

Automotive & related (0.3%)
DaimlerChrysler NA Holding
   11-15-13               6.50                 3,419,000          3,646,808
Ford Motor
   10-01-28               6.63                 2,095,000          1,892,583
   02-01-29               6.38                 4,245,000          3,715,199
Total                                                             9,254,590

Banks and savings & loans (2.2%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                 3,960,000          3,922,578
US Bank NA Minnesota
   08-01-11               6.38                 3,295,000          3,640,955
Wachovia Bank NA
  Sub Nts
   11-01-14               4.80                 7,185,000          7,040,287
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                 1,750,000          1,957,153
   08-15-14               5.65                23,620,000         24,085,787
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                16,140,000         17,877,390
Total                                                            58,524,150

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00                 1,135,000          1,234,313

Building materials & construction (0.1%)
Associated Materials
   04-15-12               9.75                   365,000            417,925
Louisiana Pacific
  Sr Nts
   08-15-10               8.88                 2,260,000          2,700,700
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                   570,000            619,875
Total                                                             3,738,500

Cable (1.2%)
Comcast
   03-15-11               5.50                22,710,000         23,642,926
CSC Holdings
  Sr Nts
   12-15-07               7.88                 1,500,000          1,597,500
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                 1,250,000          1,409,375
Echostar DBS
   10-01-14               6.63                   615,000(d)         622,688
  Sr Nts
   10-01-08               5.75                   750,000            760,313
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                 1,960,000(c)       2,146,199
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                 1,055,000(c)       1,089,288
Total                                                            31,268,289

Cellular telecommunications (0.3%)
Nextel Communications
  Sr Nts
   10-31-13               6.88                 1,875,000          2,025,000
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-12               7.25                   180,000(c,d)       186,975
US Cellular
  Sr Nts
   12-15-33               6.70                 7,055,000          7,044,001
Total                                                             9,255,976

Chemicals (0.3%)
Airgas
   10-01-11               9.13                 1,500,000          1,680,000
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                   430,000(c,d)       482,675
Compass Minerals Group
   08-15-11              10.00                 1,000,000          1,120,000
Georgia Gulf
  Sr Nts
   12-15-13               7.13                 1,525,000          1,624,125
Lubrizol
  Sr Nts
   10-01-09               4.63                 1,375,000          1,363,479
   10-01-14               5.50                 1,375,000          1,356,424
MacDermid
   07-15-11               9.13                   575,000            635,375
Total                                                             8,262,078

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   -- AXP DIVERSIFIED BOND FUND   -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Issuer                  Coupon                  Principal          Value(a)
                         rate                    amount

Energy (0.3%)
Chesapeake Energy
  Sr Nts
   06-15-14               7.50%                 $375,000           $414,375
   08-15-14               7.00                 1,045,000          1,128,600
   01-15-16               6.88                   165,000            174,075
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                 1,700,000          1,734,000
Newfield Exploration
  Sr Nts
   03-01-11               7.63                 2,500,000          2,831,250
  Sr Sub Nts
   08-15-12               8.38                   380,000            427,500
Peabody Energy
  Series B
   03-15-13               6.88                 2,000,000          2,150,000
Total                                                             8,859,800

Energy equipment & services (0.8%)
Grant Prideco Escrow
   12-15-09               9.00                   800,000            890,000
Halliburton
   10-15-10               5.50                18,275,000         19,121,114
Key Energy Services
  Series C
   03-01-08               8.38                 1,250,000          1,309,375
Pride Intl
  Sr Nts
   07-15-14               7.38                   495,000(d)         548,213
Total                                                            21,868,702

Finance companies (1.3%)
Citigroup
  Sub Nts
   09-15-14               5.00                24,425,000(d)      24,258,031
GMAC
   09-15-11               6.88                11,143,000         11,365,849
Total                                                            35,623,880

Financial services (1.0%)
KFW Intl Finance
   10-17-05               2.50                18,400,000         18,313,060
Pricoa Global Funding I
   06-15-08               4.35                 8,755,000(d)       8,849,554
Total                                                            27,162,614

Food (--%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                   940,000(c)       1,057,500

Health care services (0.8%)
Cardinal Health
   06-15-15               4.00                18,726,000         16,420,249
HCA
  Sr Nts
   03-15-14               5.75                 2,000,000          1,915,226
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                 1,160,000          1,215,100
Triad Hospitals
  Sr Nts
   05-15-12               7.00                 1,000,000          1,055,000
Total                                                            20,605,575

Home building (0.2%)
DR Horton
   12-01-07               7.50                 1,000,000          1,090,000
   01-15-09               5.00                   990,000            999,900
   07-01-13               5.88                 1,000,000          1,010,000
  Sr Nts
   09-15-14               5.63                   700,000            698,250
Meritage Homes
   06-01-11               9.75                   885,000            984,563
Total                                                             4,782,713

Household products (0.2%)
Clorox
   01-15-10               4.20                 5,875,000(d,g)     5,869,830

Industrial services (--%)
Allied Waste North America
   04-15-11               6.38                   555,000            524,475

Insurance (2.2%)
ASIF Global Financing XIX
   01-17-13               4.90                41,930,000(d)      42,109,041
Prudential Financial
   09-20-14               5.10                16,370,000         16,169,893
Total                                                            58,278,934

Leisure time & entertainment (0.5%)
Time Warner
   05-15-29               6.63                11,855,000         12,420,021

Lodging & gaming (0.3%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                   375,000            409,688
   04-15-14               6.75                   720,000            757,800
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13                 1,940,000          2,240,699
Hilton Hotels
   12-01-12               7.63                 1,250,000          1,450,000
MGM Mirage
   10-01-09               6.00                   670,000            685,913
  Sr Nts
   02-27-14               5.88                   720,000            708,300
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00                   750,000            819,375
Station Casinos
  Sr Nts
   04-01-12               6.00                 1,000,000          1,030,000
Total                                                             8,101,775

Machinery (0.1%)
Joy Global
  Series B
   03-15-12               8.75                 1,500,000          1,695,000

Media (1.3%)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                   395,000(c)         434,994
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                   700,000            780,500
Emmis Operating
   05-15-12               6.88                   795,000            832,763
Lamar Media
   01-01-13               7.25                   425,000            459,000
News America
   12-15-14               5.30                17,260,000(d,g)    17,247,572
News Corp
  (U.S. Dollar)
   06-24-10              10.15                 2,437,209(c,d)     2,969,068
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                   640,000(c)         736,000
Radio One
  Series B
   07-01-11               8.88                 1,000,000          1,090,000
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                 1,500,000(c)       1,627,500
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                   900,000            958,500
United Artists Theatre
   07-01-15               9.30                 8,331,332          8,497,959
Total                                                            35,633,856

Metals (--%)
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                   750,000(c)         757,500

Multi-industry (0.1%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                 2,415,000(c)       2,698,528

Paper & packaging (0.4%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-12               7.25                   565,000(c,d)       565,000
Ball
   12-15-12               6.88                 1,520,000          1,641,600
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13                   930,000(d)         971,850
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                   600,000(c)         639,000
Crown Paper
  Sr Sub Nts
   09-01-05              11.00                 6,950,000(b,n,o)          --
Georgia-Pacific
   02-01-10               8.88                   850,000            992,375
  Sr Nts
   07-15-08               7.38                 1,600,000          1,740,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   -- AXP DIVERSIFIED BOND FUND   -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Issuer                  Coupon                  Principal          Value(a)
                         rate                    amount

Paper & packaging (cont.)
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50%                 $430,000           $476,225
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                 1,260,000(c)       1,316,700
Owens-Illinois Glass Container
   05-15-11               7.75                 1,100,000          1,188,000
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                 1,225,000          1,267,875
Stone Container
  Sr Nts
   07-01-12               8.38                   635,000            695,325
Total                                                            11,493,950

Real estate (0.2%)
Archstone-Smith OPR Trust
   08-15-14               5.63                 5,715,000          5,842,845
Host Marriott LP
  Sr Nts
   08-15-12               7.00                   750,000(d)         791,250
Total                                                             6,634,095

Retail -- drugstores (0.2%)
CVS
   09-15-14               4.88                 5,875,000          5,787,040

Retail -- general (0.5%)
May Department Stores
   07-15-14               5.75                 9,565,000(d)       9,731,268
Wal-Mart Stores
   06-29-11               8.88                 3,500,000          3,558,240
William Carter
  Series B
   08-15-11              10.88                   810,000            899,100
Total                                                            14,188,608

Telecom equipment & services (1.4%)
Qwest
   03-15-12               9.13                   880,000(d)       1,004,300
Sprint Capital
   11-15-28               6.88                14,410,000         15,311,980
TELUS
  (U.S. Dollar)
   06-01-11               8.00                18,397,500(c)      21,529,490
Total                                                            37,845,770

Textiles & apparel (0.4%)
Jones Apparel Group
   11-15-09               4.25                 5,490,000(d)       5,444,076
   11-15-14               5.13                 5,445,000(d)       5,339,057
Total                                                            10,783,133

Utilities -- electric (2.1%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                 1,462,000          1,510,075
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                 6,195,000(d)       6,220,771
DPL
  Sr Nts
   09-01-11               6.88                 1,500,000          1,631,250
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                 1,230,000          1,297,232
FirstEnergy
  Series B
   11-15-11               6.45                 7,165,000          7,675,147
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                 1,880,000(d)       2,016,864
IPALCO Enterprises
   11-14-08               8.38                   400,000            450,000
   11-14-11               8.63                 3,680,000          4,121,600
Metropolitan Edison
   03-15-13               4.95                 7,665,000          7,548,400
  1st Mtge
   04-01-14               4.88                 3,600,000          3,497,328
NorthWestern Energy
   11-01-14               5.88                   645,000(d)         657,970
Potomac Edison
  1st Mtge
   11-15-14               5.35                 3,195,000(d)       3,155,031
Progress Energy
  1st Mtge
   03-01-13               4.80                 6,855,000          6,801,600
Tampa Electric
   08-15-12               6.38                 1,385,000          1,501,941
Texas Utilities Electric
   01-01-05               9.45                   741,000            742,549
TXU
   11-15-14               5.55                 1,220,000(d)       1,201,029
Westar Energy
  1st Mtge
   07-01-14               6.00                 6,500,000          6,904,703
Total                                                            56,933,490

Utilities -- natural gas (0.3%)
ANR Pipeline
   03-15-10               8.88                   785,000            885,088
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                   680,000            737,800
Northwest Pipeline
   03-01-10               8.13                 2,135,000          2,383,194
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                   790,000            869,000
Southern Natural Gas
   03-15-10               8.88                   875,000            986,563
Southern Star Central
   08-01-10               8.50                   550,000            613,250
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                 2,250,000          2,497,499
Total                                                             8,972,394

Utilities -- telephone (2.2%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00                19,535,000(c,d)    18,593,042
Verizon New York
  Series B
   04-01-32               7.38                 7,060,000          7,832,293
Verizon Pennsylvania
  Series A
   11-15-11               5.65                30,820,000         32,139,404
Total                                                            58,564,739

Total bonds
(Cost: $2,739,698,734)                                       $2,744,500,036

Other (0.1%)
Issuer                                            Shares           Value(a)

Wayland Investment LLC                         6,000,000(b,e,o)  $2,294,820

Total other
(Cost: $6,671,880)                                               $2,294,820

Short-term securities (4.3%)(j)
Issuer                 Effective                 Amount            Value(a)
                         yield                 payable at
                                                maturity

U.S. government agency (3.3%)
Federal Natl Mtge Assn Disc Nts
   12-01-04               1.73%              $15,000,000        $14,999,279
   12-20-04               2.08                35,800,000         35,758,631
   12-22-04               1.79                15,900,000         15,882,631
  01-12-05                2.15                24,000,000         23,938,653
Total                                                            90,579,194

Commercial paper (1.0%)
Deutsche Bank Financial LLC
   12-01-04               2.07                 9,500,000          9,499,454
Variable Funding Capital
   12-01-04               2.07                16,400,000         16,399,057
Total                                                            25,898,511

Total short-term securities
(Cost: $116,483,064)                                           $116,477,705

Total investments in securities
(Cost: $2,862,853,678)(r)                                    $2,863,272,561

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   -- AXP DIVERSIFIED BOND FUND   -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 3.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Nov. 30, 2004, the value of these securities amounted to $175,640,838 or 6.5% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $111,530,854.

(h) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

     Security                 Principal  Settlement     Proceeds        Value
                               amount       date       receivable
     Federal Natl Mtge Assn
       12-01-19  5.00%      $   950,000   12-16-04    $   964,102  $   962,170
       12-01-34  5.50        74,710,000   12-13-04     75,912,950   75,503,420
       01-01-35  5.00        31,550,000   01-13-05     31,254,219   31,037,313

(i)  At Nov. 30, 2004, security was partially or fully on loan.

(j) Cash collateral received from security lending activity is invested in short-term securities and represents 3.8% of net assets. 0.5% of net assets is the Fund's cash equivalent position.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

(m) The following abbreviations are used in the portfolio security description to identify the insurer of the issue:

     AMBAC    --      American Municipal Bond Association Corporation

     FSA      --      Financial Security Assurance

(n)  Negligible market value.

(o) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Nov. 30, 2004, is as follows:

     Security                                   Acquisition               Cost
                                                   dates
     Crown Paper
       11.00% Sr Sub Nts 2005             02-10-00 thru 02-14-00    $4,216,724
     Greater Beijing First Expressways
       (U.S. Dollar) 9.50% Sr Nts 2007           09-16-98                   --
     Wayland Investment LLC                      05-19-00            6,671,880

(p) Partially pledged as initial deposit on the following open interest rate futures contracts.

     Type of security                                          Notional amount

     Purchase contracts
     U.S. Treasury Bonds, March 2005, 20-year                     $ 70,500,000

     Sale contracts
     U.S. Treasury Notes, Dec. 2004, 5-year                        102,300,000
     U.S. Treasury Notes, March 2005, 5-year                         2,700,000
     U.S. Treasury Notes, Dec. 2004, 10-year                        41,600,000
     U.S. Treasury Notes, March 2004, 10-year                      261,900,000

--------------------------------------------------------------------------------
6   -- AXP DIVERSIFIED BOND FUND   -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

(q) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(r) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $2,862,854,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 23,852,000
     Unrealized depreciation                                       (23,433,000)
                                                                   -----------
     Net unrealized appreciation                                  $    419,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
7   -- AXP DIVERSIFIED BOND FUND   -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

S-6495-80 A (1/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP FIXED INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 26, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          January 26, 2005